Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases:
Minimum Rent Payments Due, 2013	$ 7,462,000
Minimum Rent Payments Due, 2014	8,862,000
Minimum Rent Payments Due, 2015	9,501,000
Minimum Rent Payments Due, 2016	9,462,000
Minimum Rent Payments Due, 2017	9,415,000
Minimum Rent Payments Due, Thereafter	691,304,000
Minimum Rent Payments Due, Total	736,006,000
Other Long-Term Liabilities:
Deferred Compensation Due, 2013	1,179,000
Deferred Compensation Due, 2014	1,691,000
Deferred Compensation Due, 2015	1,691,000
Deferred Compensation Due, 2016	1,691,000
Deferred Compensation Due, 2017	1,692,000
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	6,529,000
Deferred Compensation Due, Total	14,473,000
Number Of Operating Properties and Land Parcels Under Long Term Ground Leases	5
300 properties designed and built in violation of accessibility requirements	300
Projects in various stages of development	6
Units in various stages of development	1,536
Consolidated Project Under Development Commitment Fund	406,000,000
Various stages of development with estimated completion dates ranging through June 30, 2011	Jun. 30, 2015
Number Of Unconsolidated Projects	2
Number Of Apartments Units Under Development Unconsolidated Projects	945
Estimated completion period of project	December 31, 2013
Business Acquisition, Cost of Acquired Entity, Purchase Price	1,047,545,000	1,597,111,000
Investment in Joint Venture	203,500,000
Noncontrolling Interests - Partially Owned Properties	77,688,000	74,306,000
Total operating lease payments	8,100,000	7,100,000	7,600,000
Compensation expense, Recognized	1,000,000	1,000,000	900,000
Joint Venture Company Portion [Member]
Other Long-Term Liabilities:
Land purchase price		57,900,000
Joint Venture Partner [Member]
Other Long-Term Liabilities:
Land purchase price		57,900,000
Business Acquisition, Cost of Acquired Entity, Purchase Price		75,700,000
Noncontrolling Interests - Partially Owned Properties	84,000,000
Company's Portion [Member]
Other Long-Term Liabilities:
Land purchase price		76,100,000
Business Acquisition, Cost of Acquired Entity, Purchase Price		$ 102,500,000
Joint Venture Company Portion [Member]
Other Long-Term Liabilities:
Projects in various stages of development	1
Company's Portion [Member]
Other Long-Term Liabilities:
Projects in various stages of development	5